Preferred Shares (Details) - Schedule of Issuances of Preferred Shares - Preferred Shares [Member] $ / shares in Units, $ in Thousands	Dec. 31, 2022 USD ($) $ / shares shares
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Shares Authorized | shares	35,190,468	[1]
Shares Issued and Outstanding | shares	35,190,468
Redemption Value | $	$ 233,102
Liquidation Value | $	$ 251,592
Series Pre-A [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Shares Authorized | shares	4,429,111	[1]
Shares Issued and Outstanding | shares	4,429,111
Issue Price per Share | $ / shares	$ 5.45
Redemption Value | $	$ 19,752
Liquidation Value | $	$ 19,965
Series A [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Shares Authorized | shares	9,181,406	[1]
Shares Issued and Outstanding | shares	9,181,406
Issue Price per Share | $ / shares	$ 5.45
Redemption Value | $	$ 40,853
Liquidation Value | $	$ 40,886
Series B Preferred Stock [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Shares Authorized | shares	8,033,732	[1]
Shares Issued and Outstanding | shares	8,033,732
Issue Price per Share | $ / shares	$ 21.78
Redemption Value | $	$ 49,709
Liquidation Value | $	$ 52,721
Series C Preferred Stock [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Shares Authorized | shares	1,955,000	[1]
Shares Issued and Outstanding | shares	1,955,000
Issue Price per Share | $ / shares	$ 8.58
Redemption Value | $	$ 17,616
Liquidation Value | $	$ 19,916
Series D1 [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Shares Authorized | shares	399,496	[1]
Shares Issued and Outstanding | shares	399,496
Issue Price per Share | $ / shares	$ 8.85
Redemption Value | $	$ 3,653
Liquidation Value | $	$ 4,071
Series D2 [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Shares Authorized | shares	765,057	[1]
Shares Issued and Outstanding | shares	765,057
Issue Price per Share | $ / shares	$ 8.85
Redemption Value | $	$ 6,996
Liquidation Value | $	$ 7,795
Series D3 [Member]
Preferred Shares (Details) - Schedule of Issuances of Preferred Shares [Line Items]
Shares Authorized | shares	10,426,666	[1]
Shares Issued and Outstanding | shares	10,426,666
Issue Price per Share | $ / shares	$ 8.85
Redemption Value | $	$ 94,523
Liquidation Value | $	$ 106,238

[1]	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).